United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Six months ended 11/30/2011

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2011

Ticker	CTGXX

Federated Government Cash Series

A Portfolio of Cash Trust Series, Inc.

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	45.3%
U.S. Treasury Securities	0.9%
Repurchase Agreements	54.3%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At November 30, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.3%
8-30 Days	10.1%
31-90 Days	17.4%
91-180 Days	5.3%
181 Days or more	8.4%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 45.3%
$52,570,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.213% - 0.399%, 12/11/2011 - 2/20/2012	52,567,588
56,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.207% - 0.298%, 12/9/2011 - 1/30/2012	55,987,902
351,000,000		Federal Home Loan Bank System Notes, 0.100% - 0.440%, 12/6/2011 - 12/21/2011	350,991,056
20,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.095% - 0.140%, 1/17/2012 - 2/23/2012	19,995,956
135,255,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.165% - 0.240%, 12/1/2011 - 12/29/2011	135,206,785
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.195% - 0.198%, 12/3/2011 - 12/6/2011	50,969,998
36,664,000		Federal Home Loan Mortgage Corp. Notes, 2.125% - 5.000%, 3/5/2012 - 3/29/2012	37,101,312
60,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.376%, 12/1/2011 - 2/17/2012	60,670,566
51,250,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 1/12/2012 - 3/30/2012	51,643,403
58,000,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 1.267%, 12/9/2011	58,010,899
31,100,000	[1]	Morgan Stanley (GTD by FDIC) Floating Rate Notes, 0.701%, 12/20/2011	31,166,576
259,806,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank), Discount Notes, 0.190%, 12/2/2011 - 2/7/2012	259,730,993
		TOTAL GOVERNMENT AGENCIES	1,164,043,034
		U.S. Treasury – 0.9%
17,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	17,028,109
7,000,000		United States Treasury Notes, 4.625%, 2/29/2012	7,076,084
		TOTAL U.S. TREASURY	24,104,193
		Repurchase Agreements – 54.3%
150,613,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222.	150,613,000
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Principal Amount			Value
$100,000,000		Interest in $500,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Citibank NA will repurchase securities provided as collateral for $500,002,083 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $514,980,992.	100,000,000
94,000,000	[5]	Interest in $1,900,000,000 joint repurchase agreement 0.10%, dated 10/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,900,475,000 on 1/10/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,942,814,720.	94,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 11/25/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,054,444 on 12/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $2,060,048,067.	100,000,000
250,000,000		Repurchase agreement 0.03%, dated 11/30/2011 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $250,000,208 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2041 and the market value of those underlying securities was $256,943,515.	250,000,000
600,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,004,792 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2046 and the market value of those underlying securities was $1,175,674,533.	600,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,004,167 on 12/1/2011. ctag:bx]The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $1,023,216,849.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	1,394,613,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[6]	2,582,760,227
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[7]	(12,034,406)
		TOTAL NET ASSETS — 100%	$2,570,725,821

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
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3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $259,730,993, which represented 10.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2011, these liquid restricted securities amounted to $259,730,993, which represented 10.1% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0001	0.0063	0.0324	0.0424
Net realized gain on investments	0.0000[1]	0.0000[1]	0.0001	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0001	0.0002	0.0063	0.0324	0.0424
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0063)	(0.0324)	(0.0424)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	(0.0001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0001)	(0.0002)	(0.0063)	(0.0324)	(0.0424)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.64%	3.29%	4.32%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.23%	0.31%	1.00%	1.05%	1.05%
Net investment income	0.01%[3]	0.01%	0.01%	0.60%	3.08%	4.24%
Expense waiver/reimbursement[4]	0.92%[3]	0.84%	0.78%	0.11%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,570,726	$2,522,787	$861,225	$946,354	$850,101	$549,287
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$1,394,613,000
Investments in securities	1,188,147,227
Total investments in securities, at amortized cost and fair value		$2,582,760,227
Income receivable		1,351,128
Receivable for shares sold		5,860
TOTAL ASSETS		2,584,117,215
Liabilities:
Payable for investments purchased	13,051,310
Payable for shares redeemed	63,279
Bank overdraft	5,265
Payable for investment adviser fee (Note 4)	116,497
Accrued expenses	155,043
TOTAL LIABILITIES		13,391,394
Net assets for 2,570,727,991 shares outstanding		$2,570,725,821
Net Assets Consist of:
Paid-in capital		$2,570,727,991
Accumulated net realized loss on investments		(2,535)
Undistributed net investment income		365
TOTAL NET ASSETS		$2,570,725,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,570,725,821 ÷ 2,570,727,991 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended November 30, 2011 (unaudited)

Investment Income:
Interest			$1,992,134
Expenses:
Investment adviser fee (Note 4)		$6,451,389
Administrative fee (Note 4)		1,007,707
Custodian fees		46,703
Transfer and dividend disbursing agent fees and expenses		1,392,318
Directors'/Trustees' fees		13,615
Auditing fees		9,258
Legal fees		3,369
Portfolio accounting fees		77,281
Distribution services fee (Note 4)		1,290,278
Shareholder services fee (Note 4)		3,225,480
Account administration fee		215
Share registration costs		34,444
Printing and postage		77,593
Insurance premiums		4,747
Taxes		69,297
Miscellaneous		4,372
TOTAL EXPENSES		13,708,066
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(6,036,749)
Waiver of administrative fee (Note 4)	(25,806)
Waiver of distribution services fee (Note 4)	(1,290,278)
Waiver of shareholder services fee (Note 4)	(3,225,480)
Waiver of account administration fee (Note 4)	(215)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,266,678)
TOTAL WAIVERS AND REIMBURSEMENT		(11,845,206)
Net expenses			1,862,860
Net investment income			129,274
Net realized gain on investments			1,084
Change in net assets resulting from operations			$130,358

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2011	Year Ended 5/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,274	$230,640
Net realized gain on investments	1,084	7,311
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,358	237,951
Distributions to Shareholders:
Distributions from net investment income	(128,909)	(229,294)
Distributions from net realized gain on investments	(5,106)	(13,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(134,015)	(242,494)
Share Transactions:
Proceeds from sale of shares	1,773,700,479	2,549,868,743
Proceeds from shares issued in connection with the tax-free transfer of assets from Hilliard Lyons Government Fund	—	1,606,098,314
Net asset value of shares issued to shareholders in payment of distributions declared	133,912	243,721
Cost of shares redeemed	(1,725,892,030)	(2,494,644,541)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,942,361	1,661,566,237
Change in net assets	47,938,704	1,661,561,694
Net Assets:
Beginning of period	2,522,787,117	861,225,423
End of period (including distributions in excess of net investment income of $365 and $0, respectively)	$2,570,725,821	$2,522,787,117

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2011 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following table summarizes share activity:

	Six Months Ended 11/30/2011	Year Ended 5/31/2011
Shares sold	1,773,700,479	2,549,868,743
Proceeds from shares issued in connection with the tax free transfer of assets from Hilliards Lyons Government Fund	—	1,606,098,314
Shares issued to shareholders in payment of distributions declared	133,912	243,721
Shares redeemed	(1,725,892,030)	(2,494,644,541)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	47,942,361	1,661,566,237

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the Adviser voluntarily waived $6,036,749 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,806 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, FSC voluntarily waived its entire fee of $1,290,278. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2011, unaffiliated third-party financial intermediaries waived $3,225,480 of shareholder services fees and $215 of account administration fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the Fund did not utilize the LOC.

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6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$0.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.25 and $5.30, respectively.
Semi-Annual Shareholder Report
14

Evaluation and Approval of Advisory Contract – May 2011

Federated government cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

15

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

16

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

17

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

18

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
21

Federated Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2011

Ticker	CMSXX

Federated Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.7%
Municipal Notes	14.9%
Commercial Paper	0.9%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%

At November 30, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.4%
8-30 Days	0.9%
31-90 Days	1.4%
91-180 Days	4.2%
181 Days or more	9.6%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.5%[1,2]
		Alabama – 0.2%
$1,178,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 12/1/2011	1,178,000
		Arizona – 9.8%
1,255,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.480%, 12/1/2011	1,255,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.280%, 12/1/2011	7,221,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.210%, 12/1/2011	3,500,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.270%, 12/1/2011	4,000,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.220%, 12/1/2011	5,610,000
1,160,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 12/1/2011	1,160,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 12/1/2011	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 12/1/2011	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.310%, 12/1/2011	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.310%, 12/1/2011	1,175,000
3,795,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.530%, 12/7/2011	3,795,000
2,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 12/1/2011	2,135,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 12/1/2011	6,500,000
290,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 12/7/2011	290,000
6,180,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.850%, 12/1/2011	6,180,000
		TOTAL	55,301,000
Semi-Annual Shareholder Report

Principal Amount			Value
		California – 1.5%
$3,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 1.250%, 12/7/2011	3,000,000
3,000,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	3,027,250
2,205,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 12/1/2011	2,205,000
		TOTAL	8,232,250
		Colorado – 0.7%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 1.000%, 12/1/2011	3,300,000
655,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 12/1/2011	655,000
		TOTAL	3,955,000
		Florida – 3.3%
725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 12/1/2011	725,000
10,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	10,000,000
1,440,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.500%, 12/7/2011	1,440,000
6,140,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/2/2011	6,140,000
		TOTAL	18,305,000
		Georgia – 18.8%
5,500,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.260%, 12/1/2011	5,500,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.350%, 12/1/2011	3,350,000
10,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.220%, 12/7/2011	10,000,000
1,895,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.160%, 12/1/2011	1,895,000
6,530,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.880%, 12/7/2011	6,530,000
Semi-Annual Shareholder Report

Principal Amount		Value
$6,280,000	Clayton County, GA Housing Authority, (Series 1990F) Weekly VRDNs (Ten Oaks Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.880%, 12/7/2011	6,280,000
5,000,000	Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.150%, 12/7/2011	5,000,000
1,800,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.200%, 12/1/2011	1,800,000
645,000	Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 12/1/2011	645,000
2,450,000	Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.150%, 12/7/2011	2,450,000
5,375,000	Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 12/1/2011	5,375,000
1,900,000	Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.200%, 12/7/2011	1,900,000
15,715,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.200%, 12/1/2011	15,715,000
6,700,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.150%, 12/7/2011	6,700,000
1,250,000	Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.130%, 12/1/2011	1,250,000
2,250,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.190%, 12/1/2011	2,250,000
5,000,000	Monroe County, GA Development Authority, (Series 2010A) Weekly VRDNs (Oglethorpe Power Corp.)/(Bank of America N.A. LOC), 0.120%, 12/7/2011	5,000,000
4,000,000	Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.450%, 12/7/2011	4,000,000
8,240,000	Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.170%, 12/1/2011	8,240,000
2,850,000	Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 12/7/2011	2,850,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.300%, 12/1/2011	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.240%, 12/1/2011	5,600,000
	TOTAL	105,830,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Hawaii – 0.4%
$2,000,000	Hawaii State Airport System, 2.00% Bonds, 7/1/2012	2,016,881
	Illinois – 5.7%
3,755,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.240%, 12/1/2011	3,755,000
4,900,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.450%, 12/7/2011	4,900,000
1,470,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.470%, 12/1/2011	1,470,000
1,295,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.420%, 12/1/2011	1,295,000
2,525,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 12/1/2011	2,525,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.410%, 12/1/2011	1,000,000
3,000,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.000%, 12/1/2011	3,000,000
2,900,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 12/1/2011	2,900,000
3,300,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 12/7/2011	3,300,000
8,100,000	Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/2/2011	8,100,000
	TOTAL	32,245,000
	Indiana – 5.2%
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.200%, 12/1/2011	7,250,000
1,500,000	Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 12/1/2011	1,500,000
12,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.230%, 12/1/2011	12,000,000
5,500,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.290%, 12/1/2011	5,500,000
2,935,000	Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/1/2011	2,935,000
	TOTAL	29,185,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Iowa – 1.4%
$7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 12/1/2011	7,700,000
		Kansas – 0.9%
2,872,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 12/1/2011	2,872,000
1,930,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.220%, 12/7/2011	1,930,000
		TOTAL	4,802,000
		Kentucky – 0.5%
500,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 12/1/2011	500,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 12/1/2011	2,100,000
		TOTAL	2,600,000
		Louisiana – 0.5%
2,800,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.350%, 12/1/2011	2,800,000
		Maine – 1.7%
2,190,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 12/7/2011	2,190,000
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.490%, 12/7/2011	7,420,000
		TOTAL	9,610,000
		Michigan – 0.4%
2,515,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 12/7/2011	2,515,000
		Minnesota – 0.0%
50,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 12/1/2011	50,000
		Missouri – 1.6%
9,175,000	[3,4]	Kansas City, MO IDA, SPEARs (Series DBE-712) Weekly VRDNs (Orchards Apartments)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 12/1/2011	9,175,000
		Multi-State – 6.5%
2,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.280%, 12/1/2011	2,000,000
1,055,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 12/1/2011	1,055,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,038,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.290%, 12/1/2011	2,038,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.290%, 12/1/2011	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.290%, 12/1/2011	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.320% 12/1/2011	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.270%, 12/1/2011	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.270%, 12/1/2011	10,000,000
		TOTAL	36,793,000
		New Hampshire – 0.4%
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.60% CP (New England Power Co.), Mandatory Tender 12/5/2011	2,500,000
		New Jersey – 3.5%
2,500,000		Edgewater, NJ, 1.50% BANs, 12/6/2012	2,514,850
3,957,860		Evesham Township, NJ, 1.50% BANs, 10/25/2012	3,985,044
2,742,164		Glassboro Borough, NJ, (Series 2011B), 2.00% BANs, 4/26/2012	2,750,314
3,181,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	3,193,034
2,911,620		New Providence, NJ, 1.00% BANs, 1/27/2012	2,913,645
4,034,000		Saddle River, NJ, 1.50% BANs, 8/3/2012	4,054,205
		TOTAL	19,411,092
		New Mexico – 1.1%
5,950,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.150%, 12/7/2011	5,950,000
		New York – 10.4%
4,118,330		Brasher Falls, NY CSD, 1.75% BANs, 6/29/2012	4,135,947
765,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 12/1/2011	765,000
1,100,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.350%, 12/7/2011	1,100,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.420%, 12/1/2011	1,565,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.390%, 12/7/2011	1,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.290%, 12/1/2011	1,300,000
12,900,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.900%, 12/1/2011	12,900,000
2,500,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11975) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank NA, New York LIQ), 0.140%, 12/1/2011	2,500,000
6,295,000	[3,4]	Niagara Falls, NY HFA, Red Stone Trust (Series 2010C-2) Weekly VRDNs (Niagara II LP)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.310%, 12/1/2011	6,295,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.260%, 12/1/2011	20,000,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.180%, 12/1/2011	2,250,000
4,190,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.310%, 12/1/2011	4,190,000
		TOTAL	58,700,947
		Ohio – 11.2%
2,720,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,720,272
2,200,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,203,650
4,850,000		Berea, OH, 1.05% BANs, 3/29/2012	4,856,260
2,500,000		Bowling Green, OH, 1.00% BANs, 3/16/2012	2,502,150
1,345,000		Brunswick, OH, 1.15% BANs, 11/14/2012	1,351,366
5,000,000		Butler County, OH, 0.50% BANs, 8/2/2012	5,000,000
5,500,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,517,775
2,685,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(PNC Bank, N.A. LOC), 0.140%, 12/1/2011	2,685,000
4,500,000		Hunting Valley, OH, 1.00% BANs, 4/11/2012	4,505,631
1,500,000		Kent, OH, 1.50% BANs, 5/17/2012	1,505,123
1,180,000		Marion County, OH, 1.50% BANs, 4/26/2012	1,182,343
1,100,000		Mayfield, OH, 1.125% BANs, 8/30/2012	1,102,642
4,500,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 12/1/2011	4,500,000
1,650,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,652,049
7,875,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.280%, 12/1/2011	7,875,000
1,200,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,202,864
1,500,000		Parma Heights, OH, 1.25% BANs, 8/1/2012	1,504,955
Semi-Annual Shareholder Report

Principal Amount			Value
$1,615,000		Sandusky, OH, 1.25% BANs, 10/11/2012	1,622,573
1,000,000		South Euclid, OH, (Series B), 1.25% BANs, 9/26/2012	1,006,526
2,000,000		Streetsboro, OH, (Series 2011), 1.40% BANs, 1/26/2012	2,001,660
1,223,000		Tipp City, OH, 1.25% BANs, 2/21/2012	1,224,637
2,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.500%, 12/1/2011	2,000,000
1,405,000		Trotwood, OH, 1.75% BANs, 3/15/2012	1,406,987
475,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/2/2011	475,000
1,400,000		Willowick, OH, 1.15% BANs, 3/8/2012	1,401,488
		TOTAL	63,005,951
		Oregon – 0.7%
4,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.950%, 12/1/2011	4,000,000
		South Carolina – 0.8%
4,480,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.350%, 12/1/2011	4,480,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.240%, 12/1/2011	125,000
		TOTAL	4,605,000
		South Dakota – 0.5%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.170%, 12/1/2011	3,000,000
		Tennessee – 3.1%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 12/2/2011	10,000,000
7,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 1.030%, 12/7/2011	7,140,000
		TOTAL	17,140,000
		Texas – 1.7%
5,500,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.110%, 12/1/2011	5,500,000
4,105,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 12/1/2011	4,105,000
		TOTAL	9,605,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Vermont – 2.2%
$2,355,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.250%, 12/1/2011	2,355,000
4,300,000		Vermont HFA, (Series A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.190%, 12/7/2011	4,300,000
5,500,000		Vermont HFA, (Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.190%, 12/7/2011	5,500,000
		TOTAL	12,155,000
		Virginia – 3.9%
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.260%, 12/1/2011	4,000,000
12,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 12/7/2011	12,000,000
2,600,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 12/14/2011	2,600,000
1,800,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 12/7/2011	1,800,000
1,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 12/7/2011	1,405,000
		TOTAL	21,805,000
		Wisconsin – 0.9%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 12/1/2011	2,000,000
3,155,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.160%, 12/1/2011	3,155,000
		TOTAL	5,155,000
		TOTAL MUNICIPAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	559,326,121
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	2,655,414
		TOTAL NET ASSETS — 100%	$561,981,535

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.0% of the portfolio as calculated based upon total market value.

Semi-Annual Shareholder Report

1.	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At November 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.2%	1.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $95,695,000, which represented 17.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2011, these liquid restricted securities amounted to $95,695,000, which represented 17.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.010	0.023	0.027
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.010	0.023	0.027
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.010)	(0.023)	(0.027)
Distributions from net realized gain on investments	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.000)[1]	(0.010)	(0.023)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.03%	1.03%	2.36%	2.72%
Ratios to Average Net Assets:
Net expenses	0.44%[4]	0.49%	0.75%	1.08%[5]	1.05%[5]	1.05%
Net investment income	0.00%[4]	0.00%	0.03%	1.00%	2.26%	2.69%
Expense waiver/reimbursement[6]	0.65%[4]	0.59%	0.35%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$561,982	$539,081	$474,268	$512,018	$476,382	$342,760
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$559,326,121
Cash		2,653,666
Income receivable		560,326
Receivable for investments sold		2,008,889
Receivable for shares sold		170,400
TOTAL ASSETS		564,719,402
Liabilities:
Payable for investments purchased	$2,514,850
Payable for shares redeemed	173,443
Payable for investment adviser fee (Note 4)	14,433
Accrued expenses	35,141
TOTAL LIABILITIES		2,737,867
Net assets for 561,980,909 shares outstanding		$561,981,535
Net Assets Consist of:
Paid-in capital		$561,973,920
Accumulated net realized gain on investments		7,615
TOTAL NET ASSETS		$561,981,535
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$561,981,535 ÷ 561,980,909 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended November 30, 2011 (unaudited)

Investment Income:
Interest			$1,195,002
Expenses:
Investment adviser fee (Note 4)		$1,368,674
Administrative fee (Note 4)		213,787
Custodian fees		10,840
Transfer and dividend disbursing agent fees and expenses		295,869
Directors'/Trustees' fees		3,368
Auditing fees		9,250
Legal fees		3,956
Portfolio accounting fees		47,398
Distribution services fee (Note 4)		273,735
Shareholder services fee (Note 4)		683,653
Account administration fee		547
Share registration costs		35,834
Printing and postage		14,258
Insurance premiums		2,677
Taxes		20,251
Miscellaneous		1,388
TOTAL EXPENSES		2,985,485
Waivers (Note 4):
Waiver of investment adviser fee	$(827,073)
Waiver of administrative fee	(5,475)
Waiver of distribution services fee	(273,735)
Waiver of shareholder services fee	(683,653)
Waiver of account administration fee	(547)
TOTAL WAIVERS		(1,790,483)
Net expenses			1,195,002
Net investment income			—
Net realized gain on investments			7,615
Change in net assets resulting from operations			$7,615

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2011	Year Ended 5/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$7,615	$4,585
Distributions to Shareholders:
Distributions from net realized gain on investments	—	(6,306)
Share Transactions:
Proceeds from sale of shares	669,788,050	1,403,633,028
Net asset value of shares issued to shareholders in payment of distributions declared	—	6,291
Cost of shares redeemed	(646,895,499)	(1,338,824,124)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,892,551	64,815,195
Change in net assets	22,900,166	64,813,474
Net Assets:
Beginning of period	539,081,369	474,267,895
End of period	$561,981,535	$539,081,369

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

November 30, 2011 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Semi-Annual Shareholder Report

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2011	Year Ended 5/31/2011
Shares sold	669,788,050	1,403,637,721
Shares issued to shareholders in payment of distributions declared	—	6,291
Shares redeemed	(646,895,499)	(1,338,824,124)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	22,892,551	64,819,888
Semi-Annual Shareholder Report

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the Adviser voluntarily waived $827,073 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,475 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, FSC voluntarily waived its entire fee of $273,735. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2011, unaffiliated third-party financial intermediaries waived $683,653 of shareholder services fees and $547 of account administration fees. These waivers can be modified or terminated at any time.

Semi-Annual Shareholder Report

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the six months ended November 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $593,900,000 and $667,245,000, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$2.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.80	$2.23
1	Expenses are equal to the Fund's annualized net expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.25 and $5.30, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

Federated municipal cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2011

Ticker	CTPXX

Federated Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.1%
Bank Instruments	31.9%
Variable Rate Instruments	18.2%
Repurchase Agreements	2.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At November 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.2%
8-30 Days	29.5%
31-90 Days	30.8%
91-180 Days	4.9%
181 Days or more	3.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, loan participation and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.7%
		Finance - Automotive – 1.9%
$3,259,841		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	3,259,841
13,125,153		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	13,125,153
9,489,101	[1,2]	SMART (Series 2011-2US Trust), Class A1, 0.365%, 7/14/2012	9,489,101
9,587,222		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	9,587,222
23,416,865		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	23,416,865
4,279,257		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	4,279,257
		TOTAL	63,157,439
		Finance - Equipment – 0.5%
7,633,744		GE Equipment Mid Ticket LLC, (Series 2011-1), Class A1, 0.429%, 10/22/2012	7,633,744
4,372,218		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	4,372,218
3,758,861	[1,2]	MMAF Equipment Finance LLC, (Series 2011-A), Class A1, 0.323%, 8/15/2012	3,758,861
2,030,555	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	2,030,555
		TOTAL	17,795,378
		Finance - Retail – 1.3%
20,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.382%, 12/19/2011	20,000,000
25,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-3, Class A1, 0.379%, 12/15/2011	25,000,000
		TOTAL	45,000,000
		TOTAL ASSET-BACKED SECURITIES	125,952,817
		Bank Note – 0.6%
		Finance - Banking – 0.6%
22,000,000		Bank of America N.A., 0.350%, 12/19/2011	22,000,000
		Certificates of Deposit – 31.3%
		Finance - Banking – 31.3%
40,000,000	[3]	Bank of Montreal, 0.398%, 12/14/2011	40,000,000
25,000,000	[3]	Bank of Montreal, 0.450%, 12/30/2011	25,000,000
50,000,000	[3]	Bank of Nova Scotia, Toronto, 0.398%, 12/8/2011	50,000,000
170,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320% — 0.450%, 12/2/2011 — 2/28/2012	170,000,000
25,000,000	[3]	Barclays Bank PLC, 0.677%, 12/28/2011	25,000,000
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2

Principal Amount			Value
$15,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	15,000,000
15,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	15,000,000
20,000,000		Commonwealth Bank of Australia, 0.335%, 2/28/2012	20,000,247
25,000,000	[3]	Credit Suisse, Zurich, 0.338%, 12/8/2011	25,000,000
33,000,000		Credit Suisse, Zurich, 0.420% — 0.650%, 1/12/2012 — 1/25/2012	33,000,000
106,000,000		Deutsche Bank AG, 0.400% — 0.450%, 12/28/2011 — 1/23/2012	106,000,233
25,000,000	[3]	Deutsche Bank AG, 0.729%, 2/21/2012	25,000,000
110,000,000		Mizuho Corporate Bank Ltd., 0.420% — 0.450%, 1/27/2012 — 2/21/2012	110,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.395%, 12/2/2011	50,000,000
20,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	20,000,468
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.328%, 12/6/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.338%, 12/8/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.345%, 12/2/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.352%, 12/28/2011	24,999,500
35,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.398%, 12/13/2011	35,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.541%, 12/19/2011	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.570%, 12/21/2011	20,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.300%, 1/17/2012	50,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.448%, 12/12/2011	50,000,000
15,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.352%, 12/19/2011	15,000,000
47,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	47,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,071,000,448
		Collateralized Loan Agreements – 13.9%
		Finance - Banking – 13.9%
117,700,000		Barclays Capital, Inc., 0.335% — 0.507%, 12/1/2011 — 1/4/2012	117,700,000
25,000,000		Citigroup Global Markets, Inc., 0.588%, 12/1/2011	25,000,000
50,000,000		Credit Suisse Securities (USA) LLC, 0.375%, 1/9/2012	50,000,000
20,000,000		JPMorgan Securities LLC, 0.558%, 12/20/2011	20,000,000
75,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.680%, 12/1/2011	75,000,000
25,000,000		Mizuho Securities USA, Inc., 0.284%, 12/1/2011	25,000,000
75,000,000	[3]	RBS Securities, Inc., 0.480%, 12/1/2011	75,000,000
90,000,000		Wells Fargo Securities, LLC, 0.284% — 0.507%, 12/1/2011 — 1/17/2012	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	477,700,000
		Commercial Paper – 26.0%[4]
		Aerospace/Auto – 0.7%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.341%, 12/22/2011	24,995,042
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3

Principal Amount			Value
		Consumer Products – 0.5%
$17,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.500%, 1/12/2012	16,990,083
		Diversified – 0.0%
1,500,000	[1,2]	BAE Systems Holdings, Inc., (GTD by BAE Systems PLC), 0.430%, 1/3/2012	1,499,409
		Finance - Automotive – 0.7%
25,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/4/2012	24,991,736
		Finance - Banking – 18.4%
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.501%, 1/4/2012	49,976,389
55,000,000	[1,2]	Danske Corp., Inc., 0.300%, 12/19/2011	54,991,750
170,000,000	[1,2]	Grampian Funding LLC, 0.270%, 12/5/2011 — 12/7/2011	169,993,100
155,000,000		ING (U.S.) Funding LLC, 0.350% — 0.451%, 12/21/2011 — 2/13/2012	154,888,639
50,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.300%, 3/1/2012	49,962,083
25,000,000	[1,2]	Northern Pines Funding LLC, 0.501%, 1/25/2012	24,980,903
125,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	124,887,708
		TOTAL	629,680,572
		Finance - Commercial – 2.9%
100,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 12/1/2011	100,000,000
		Finance - Retail – 1.5%
25,000,000	[1,2]	Alpine Securitization Corp., 0.451%, 2/24/2012	24,973,438
25,000,000	[1,2]	Barton Capital LLC, 0.740%, 12/1/2011	25,000,000
		TOTAL	49,973,438
		Machinery/Equipment/Auto – 0.4%
11,900,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.390% — 0.460%, 12/8/2011 — 1/6/2012	11,897,793
		Media – 0.5%
16,854,000	[1,2]	NBC Universal Media, LLC, 0.380%, 12/23/2011 — 12/30/2011	16,849,099
		Oil & Oil Finance – 0.4%
13,000,000	[1,2]	Devon Energy Corp., 0.350% — 0.420%, 12/8/2011 — 1/6/2012	12,997,004
		TOTAL COMMERCIAL PAPER	889,874,176
		Corporate Bonds – 1.3%
		Finance - Commercial – 1.3%
18,071,000		General Electric Capital Corp., 5.250%, 10/19/2012	18,784,173
10,846,000		General Electric Capital Corp., 5.875%, 2/15/2012	10,966,881
14,294,000		General Electric Capital Corp., 6.000%, 6/15/2012	14,710,198
		TOTAL CORPORATE BONDS	44,461,252
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Principal Amount			Value
		Loan Participation – 2.2%
		Chemicals – 2.2%
$75,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 12/28/2011	75,000,000
		Notes - Variable – 18.2%[3]
		Finance - Banking – 14.9%
1,735,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 12/2/2011	1,735,000
43,585,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.290%, 12/1/2011	43,585,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.338%, 12/7/2011	50,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.338%, 12/9/2011	50,000,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.398%, 12/4/2011	50,000,000
4,825,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/2/2011	4,825,000
20,000,000		Commonwealth Bank of Australia, 0.353%, 12/7/2011	19,998,042
495,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 12/2/2011	495,000
3,690,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 12/2/2011	3,690,000
1,590,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 12/2/2011	1,590,000
2,380,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.470%, 12/1/2011	2,380,000
100,000,000		JPMorgan Chase Bank, N.A., 0.295%, 12/21/2011	100,000,000
47,000,000		JPMorgan Chase Bank, N.A., 0.297%, 12/28/2011	47,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 12/6/2011	50,000,000
7,770,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.220%, 12/7/2011	7,770,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.240%, 12/7/2011	6,995,000
16,805,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.390%, 12/1/2011	16,805,000
1,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.450%, 12/1/2011	1,100,000
3,475,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.270%, 12/2/2011	3,475,000
20,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	20,000,000
15,000,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.150%, 12/7/2011	15,000,000
9,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.220%, 12/7/2011	9,800,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$3,750,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.420%, 12/1/2011	3,750,000
		TOTAL	509,993,042
		Finance - Commercial – 0.5%
1,000,000		General Electric Capital Corp., 0.347%, 2/28/2012	999,244
2,500,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.260%, 12/1/2011	2,500,000
13,670,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.260%, 12/1/2011	13,670,000
		TOTAL	17,169,244
		Finance - Retail – 0.9%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.804%, 12/15/2011	32,000,000
		Government Agency – 1.7%
18,455,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.150%, 12/1/2011	18,455,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 12/1/2011	10,000,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.200%, 12/1/2011	31,000,000
		TOTAL	59,455,000
		University – 0.2%
6,000,000		University of California, (Series 2011 Y-2), 0.326%, 12/1/2011	6,000,000
		TOTAL NOTES — VARIABLE	624,617,286
		Repurchase Agreement – 2.7%
92,287,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America N.A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222.	92,287,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	3,422,892,979
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,976,818
		TOTAL NET ASSETS — 100%	$3,424,869,797

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $756,559,568, which represented 22.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2011, these liquid restricted securities amounted to $756,559,568, which represented 22.1% of total net assets.
Semi-Annual Shareholder Report

6

3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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7

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.014	0.036	0.043
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.014	0.036	0.043
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.39%	3.70%	4.42%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.43%	0.58%	1.08%	1.05%	1.05%
Net investment income	0.01%[3]	0.01%	0.01%	1.34%	3.58%	4.34%
Expense waiver/reimbursement[4]	0.75%[3]	0.65%	0.49%	0.01%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,424,870	$4,559,876	$4,791,221	$6,661,244	$5,787,122	$4,758,790
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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8

Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$3,422,892,979
Cash		1,543
Income receivable		1,590,621
Receivable for shares sold		1,168,770
TOTAL ASSETS		3,425,653,913
Liabilities:
Payable for shares redeemed	$63,158
Income distribution payable	129
Payable for investment adviser fee (Note 4)	50,310
Payable for transfer and dividend disbursing agent fees and expenses	656,297
Payable for Directors'/Trustees' fees	1,032
Accrued expenses	13,190
TOTAL LIABILITIES		784,116
Net assets for 3,424,869,681 shares outstanding		$3,424,869,797
Net Assets Consist of:
Paid-in capital		$3,424,869,681
Undistributed net investment income		116
TOTAL NET ASSETS		$3,424,869,797
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,424,869,797 ÷ 3,424,869,681 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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9

Statement of Operations

Six Months Ended November 30, 2011 (unaudited)

Investment Income:
Interest			$6,711,115
Expenses:
Investment adviser fee (Note 4)		$9,645,889
Administrative fee (Note 4)		1,506,688
Custodian fees		105,648
Transfer and dividend disbursing agent fees and expenses		2,362,192
Directors'/Trustees' fees		18,737
Auditing fees		10,046
Legal fees		3,700
Portfolio accounting fees		81,034
Distribution services fee (Note 4)		1,929,178
Shareholder services fee (Note 4)		4,822,074
Share registration costs		179,121
Printing and postage		205,107
Insurance premiums		7,018
Taxes		162,458
Miscellaneous		8,954
TOTAL EXPENSES		21,047,844
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(7,738,117)
Waiver of administrative fee	(38,584)
Waiver of distribution services fee	(1,929,178)
Waiver of shareholder services fee	(4,820,836)
Reimbursement of shareholder services fee	(1,238)
TOTAL WAIVERS AND REIMBURSEMENT		(14,527,953)
Net expenses			6,519,891
Net investment income			191,224
Net realized gain on investments			2,350
Change in net assets resulting from operations			$193,574

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2011	Year Ended 5/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,224	$469,270
Net realized gain on investments	2,350	5,207
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	193,574	474,477
Distributions to Shareholders:
Distributions from net investment income	(191,301)	(469,522)
Distributions from net realized gain on investments	(6,502)	(4,832)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(197,803)	(474,354)
Share Transactions:
Proceeds from sale of shares	2,697,076,057	7,226,461,421
Net asset value of shares issued to shareholders in payment of distributions declared	196,446	472,738
Cost of shares redeemed	(3,832,274,215)	(7,458,279,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,135,001,712)	(231,345,231)
Change in net assets	(1,135,005,941)	(231,345,108)
Net Assets:
Beginning of period	4,559,875,738	4,791,220,846
End of period (including undistributed net investment income of $116 and $193, respectively)	$3,424,869,797	$4,559,875,738

See Notes which are an integral part of the Financial Statements

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11

Notes to Financial Statements

November 30, 2011 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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12

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

13

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2011	Year Ended 5/31/2011
Shares sold	2,697,076,057	7,226,461,421
Shares issued to shareholders in payment of distributions declared	196,446	472,738
Shares redeemed	(3,832,274,215)	(7,458,279,390)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,135,001,712)	(231,345,231)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the Adviser voluntarily waived $7,738,117 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $38,584 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, FSC voluntarily waived its entire fee of $1,929,178. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2011, FSSC voluntarily reimbursed $1,238 of Service Fees. In addition, for the six months ended November 30, 2011, unaffiliated third-party financial intermediaries waived $4,820,836 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the six months ended November 30, 2011, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $163,025,000.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.30	$1.72
1	Expenses are equal to the Fund's annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.25 and $5.30, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated prime cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2011

Ticker	CTTXX

Federated Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	62.3%
U.S. Treasury Securities	37.5%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At November 30, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.3%
8-30 Days	0.0%
31-90 Days	11.3%
91-180 Days	25.3%
181 Days or more	6.9%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 37.5%
$40,000,000	[1]	United States Treasury Bills, 0.050%, 5/24/2012	39,990,278
42,000,000		United States Treasury Notes, 0.375%, 8/31/2012	42,073,261
45,000,000		United States Treasury Notes, 0.625%, 6/30/2012	45,142,684
21,500,000		United States Treasury Notes, 0.750% - 4.750%, 5/31/2012	21,737,703
354,000,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	357,078,173
25,500,000		United States Treasury Notes, 0.875%, 1/31/2012	25,524,692
139,000,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	139,958,705
62,000,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	62,398,557
58,500,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	58,555,737
47,000,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	47,211,385
10,000,000		United States Treasury Notes, 1.375%, 3/15/2012	10,037,590
17,000,000		United States Treasury Notes, 1.375%, 5/15/2012	17,102,633
35,000,000		United States Treasury Notes, 1.875%, 6/15/2012	35,339,106
25,500,000		United States Treasury Notes, 4.375%, 8/15/2012	26,260,231
		TOTAL U.S. TREASURY	928,410,735
		Repurchase Agreements – 62.3%
100,000,000		Interest in $350,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Bank of Montreal will repurchase a security provided as collateral for $350,001,069 on 12/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 11/30/2018 and the market value of that underlying security was $357,001,127.	100,000,000
150,000,000	[2]	Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 11/18/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,225,000 on 1/17/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,530,049,823.	150,000,000
100,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,010,694 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury Securities with various maturities to 8/15/2040 and the market value of those underlying securities was $3,578,103,008.	100,000,000
100,000,000		Interest in $1,524,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,524,004,657 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,554,484,829.	100,000,000
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Principal Amount		Value
$73,484,000	Interest in $4,000,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,012,222 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,012,468.	73,484,000
150,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 11/30/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $2,000,027,222 on 12/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $2,040,006,195.	150,000,000
100,000,000	Interest in $1,485,000,000 joint repurchase agreement 0.10%, dated 11/30/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,485,004,125 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,514,706,139.	100,000,000
171,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.09%, dated 11/30/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,052,500 on 12/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $3,060,007,731.	171,000,000
100,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 11/30/2011 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,006,667 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $3,060,000,914.	100,000,000
100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 11/30/2011 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,002,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,004,558.	100,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 11/30/2011 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,001,250 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2014 and the market value of those underlying securities was $510,001,282.	100,000,000
100,000,000	Interest in $5,450,000,000 joint repurchase agreement 0.09%, dated 11/30/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,450,013,625 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $5,559,002,411.	100,000,000
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Principal Amount		Value
$100,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,650,005,042 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $1,683,005,196.	100,000,000
100,000,000	Interest in $1,400,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,400,004,278 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,428,004,395.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,544,484,000
	TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[3]	2,472,894,735
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[4]	5,266,256
	TOTAL NET ASSETS — 100%	$2,478,160,991
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.0032	0.0273	0.0419
Net realized gain on investments	0.0000[1]	0.0000[1]	0.0000[1]	0.0001	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0000[1]	0.0000[1]	0.0000[1]	0.0033	0.0273	0.0419
Less Distributions:
Distributions from net investment income	—	—	—	(0.0032)	(0.0273)	(0.0419)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	—	(0.0001)	—	—
TOTAL DISTRIBUTIONS	(0.0000)[1]	(0.0000)[1]	—	(0.0033)	(0.0273)	(0.0419)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.32%	2.76%	4.27%
Ratios to Average Net Assets:
Net expenses	0.08%[4]	0.19%	0.21%	0.47%	1.04%	1.05%
Net investment income	0.00%[4]	0.00%	0.00%	0.15%	2.45%	4.18%
Expense waiver/reimbursement[5]	0.98%[4]	0.89%	0.87%	0.62%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,478,161	$1,445,337	$1,339,308	$1,457,691	$712,164	$345,669
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$1,544,484,000
Investments in securities	928,410,735
Total investments in securities, at amortized cost and fair value		$2,472,894,735
Income receivable		5,363,099
Receivable for shares sold		400
Other assets		118,237
TOTAL ASSETS		2,478,376,471
Liabilities:
Payable to adviser (Note 4)	212,711
Payable for shares redeemed	1,985
Bank overdraft	784
TOTAL LIABILITIES		215,480
Net assets for 2,478,160,969 shares outstanding		$2,478,160,991
Net Assets Consist of:
Paid-in capital		$2,478,160,991
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,478,160,991 ÷ 2,478,160,969 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended November 30, 2011 (unaudited)

Investment Income:
Interest			$882,259
Expenses:
Investment adviser fee (Note 4)		$5,325,614
Administrative fee (Note 4)		831,861
Custodian fees		38,762
Transfer and dividend disbursing agent fees and expenses		1,112,052
Directors'/Trustees' fees		5,699
Auditing fees		9,250
Legal fees		3,516
Portfolio accounting fees		70,444
Distribution services fee (Note 4)		1,065,123
Shareholder services fee (Note 4)		2,660,515
Account administration fee		1,668
Share registration costs		76,170
Printing and postage		54,150
Insurance premiums		3,443
Taxes		58,424
Miscellaneous		8,594
TOTAL EXPENSES		11,325,285
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(5,325,614)
Waiver of administrative fee (Note 4)	(21,302)
Waiver of distribution services fee (Note 4)	(1,065,123)
Waiver of shareholder services fee (Note 4)	(2,648,702)
Reimbursement of shareholder services fee (Note 4)	(11,813)
Reimbursement of account administration fee (Note 4)	(1,668)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,037,398)
Reimbursement of other operating expenses (Note 4)	(331,406)
TOTAL WAIVERS AND REIMBURSEMENTS		(10,443,026)
Net expenses			882,259
Net investment income			—
Net realized gain on investments			361
Change in net assets resulting from operations			$361

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2011	Year Ended 5/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized gain on investments	361	2,417
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	361	2,417
Distributions to Shareholders:
Distributions from net realized gain on investments	(2,778)	(1,182)
Share Transactions:
Proceeds from sale of shares	3,829,061,295	6,308,216,081
Net asset value of shares issued to shareholders in payment of distributions declared	2,715	1,172
Cost of shares redeemed	(2,796,237,949)	(6,202,189,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,032,826,061	106,028,216
Change in net assets	1,032,823,644	106,029,451
Net Assets:
Beginning of period	1,445,337,347	1,339,307,896
End of period	$2,478,160,991	$1,445,337,347

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2011 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Treasury Cash Series (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2011	Year Ended 5/31/2011
Shares sold	3,829,061,295	6,308,216,081
Shares issued to shareholders in payment of distributions declared	2,715	1,172
Shares redeemed	(2,796,237,949)	(6,202,189,037)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,032,826,061	106,028,216

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2011, the Adviser voluntarily waived its entire fee of $5,325,614 and voluntarily reimbursed $331,406 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,302 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the Semi-Annual Shareholder Report

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terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, FSC voluntarily waived its entire fee of $1,065,123. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2011, FSSC voluntarily reimbursed $11,813 of shareholder service fees and $1,668 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $2,648,702 of shareholder service fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the program was not utilized.

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7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.40
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.40
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.25 and $5.30, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated treasury cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

18

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
21

Federated Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012